Subsequent Events	6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based on the review as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the financial statements.

On October 24, 2022, the Company, NaturalShrimp Incorporated, a Nevada corporation (the “NaturalShrimp”), and Yotta Merger Sub, Inc., a Nevada corporation (“Merger Sub”) and wholly-owned subsidiary of the Company, entered into a Merger Agreement (the “Agreement”), pursuant to which Merger Sub will merge with and into the NaturalShrimp (the “Merger”) with the NaturalShrimp as the surviving corporation of the Merger and becoming a wholly-owned subsidiary of the Company (See Note 1).

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 7, 2022, the date that the financial statements were issued. Based on the review as further disclosed in the footnotes, management identified the following subsequent events requiring disclosure in the financial statements.

On March 7, 2022, the Sponsor surrendered 1,150,000 shares of common stock without any consideration.

On April 5, 2022, the Sponsor declared a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding.

SUBSEQUENT EVENTS

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed financial statements were issued. Based on the review as further disclosed in the footnotes and except as disclosed below, management did not any subsequent event requiring disclosure in the financial statements.

On October 24, 2022, the Company, NaturalShrimp Incorporated, a Nevada corporation (the “NaturalShrimp”), and Yotta Merger Sub, Inc., a Nevada corporation (“Merger Sub”) and wholly-owned subsidiary of the Company, entered into a Merger Agreement (the “Agreement”), pursuant to which Merger Sub will merge with and into the NaturalShrimp (the “Merger”) with the NaturalShrimp as the surviving corporation of the Merger and becoming a wholly-owned subsidiary of the Company (See Note 1).

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to February 7, 2022, the date that the financial statements were issued. Based on the review as further disclosed in the footnotes, management identified the following subsequent events requiring disclosure in the financial statements.

On March 7, 2022, the Sponsor surrendered 1,150,000 shares of common stock without any consideration.

On April 5, 2022, the Sponsor declared a dividend, payable in shares of common stock, of two-thirds of one share of common stock for each share of common stock issued and outstanding.

NATURALSHRIMP INCORPORATED [Member]
Subsequent Events [Abstract]
Subsequent Events

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

Merger Agreement

On October 24, 2022, the Comapny entered into a Merger Agreement (as it may be amended, supplemented, or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Yotta Acquisition Corporation, a Delaware corporation (“Yotta”), and Yotta Merger Sub, Inc., a Nevada corporation and a wholly owned subsidiary of Yotta (“Merger Sub”). The Merger Agreement and the transactions contemplated thereby (the “Transactions”) were approved by the board of directors of each of the Company, Yotta, and Merger Sub.

The Merger Agreement provides, among other things, that Merger Sub will merge with and into the Company, with the Company as the surviving company (the “Surviving Company”) in the merger and, after giving effect to such merger, the Company shall be a wholly-owned subsidiary of Yotta (the “Merger”). In addition, Yotta will be renamed “NaturalShrimp, Incorporated” or such other name as shall be designated by the Company. Other capitalized terms used, but not defined, herein have the respective meanings given to such terms in the Merger Agreement.

The Merger Agreement provides for aggregate consideration to be issued to securityholders of the Company of 17,500,000 shares (the “Closing Merger Consideration Shares”) of Yotta’s common stock, par value $0.0001 per share (“Yotta Shares”), to be issued at the effective time of the Merger (the “Effective Time”), plus an additional (i) 5,000,000 Yotta Shares if the Surviving Corporation has at least $15,000,000 in revenue during the fiscal year ended March 31, 2024 and (ii) 5,000,000 Yotta Shares if the Surviving Corporation has at least $30,000,000 in revenue during the fiscal year ended March 31, 2025 (collectively, the “Contingent Merger Consideration Shares”).

In accordance with the terms and subject to the conditions of the Merger Agreement, at the Effective Time each share of Common Stock outstanding or deemed outstanding pursuant to the provisions discussed immediately below as of immediately prior to the Effective Time will be converted into the right to receive its allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares (to the extent the required revenue thresholds are met).

Pursuant to the terms of the Merger Agreement and agreements that, pursuant to the Merger Agreement, the Company will enter into with holders of such convertible securities, such convertible securities will be canceled in exchange (except for the Series A Convertible Preferred Stock of the Company, par value $0.0001 per share (the “Series A Preferred”) for a cash payment or Yotta Shares as follows: (i) at the option of the holder thereof, each outstanding warrant to purchase shares of Common Stock will be canceled in exchange for a cash payment based on the value thereof or treated as exercised for shares of Common Stock, in each case based on an adjusted exercise price and as otherwise set forth in the Merger Agreement and/or the individual agreements, and if treated as exercised, converted into the right to receive such deemed shares of Common Stock’s allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares; (ii) each outstanding share of Series F Convertible Preferred Stock of the Company, par value $0.0001 per share, will be canceled and treated as if converted into shares of Common Stock at an adjusted conversion rate as set forth in the Merger Agreement and/or such individual agreements, and converted into the right to receive such deemed shares of Common Stock’s allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares; and (iii) each outstanding share of Series E Convertible Preferred Stock of the Company, par value $0.0001 per share (the “Series E Preferred”), will be canceled and treated as if converted into shares of Common Stock at an adjusted conversion rate as set forth in the Merger Agreement and/or such individual agreements, and converted into the right to receive such deemed shares of Common Stock’s allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares. In addition, each holder of Series E Preferred will be entitled to receive at the Effective Time an additional number of Closing Merger Consideration Shares as are necessary to ensure that the per-share value of the Yotta Shares that such stockholder is entitled to receive is not less than the per-share value (based on the effective purchase price) of the aggregate Yotta Shares then held by any Yotta stockholder after taking into account any newly-issued Yotta Shares that such Yotta stockholder acquires directly from Yotta prior to the closing of the Merger (the “Closing”) (which will reduce the number of Closing Merger Consideration Shares that will be issued to the Company’s other securities holders). The Series A Preferred will be cancelled and retired without any conversion thereof and for no consideration.

In addition, the Merger Agreement provides that, pursuant to an agreement to be entered into between the Company and the December 2021 Investor, in relation to December 2021 SPA, contingent on and effective as of the Effective Time, the Convertible Note will be amended to eliminate the conversion feature thereof. Also, such agreement will provide for: (i) for the payment to December 2021 Investor of an amount equal to the lesser of (A) one-third of the amount retained in the Trust Account at the Effective Time or (B) $10,000,000, in order to repay a portion of the outstanding balance of the Convertible Note; (ii) that the remaining balance of the Convertible Note be repaid in equal monthly installments over a 12-month period beginning on a date after the Closing Date or the termination of such agreement; and (iii) that if the Closing Date is after December 31, 2022, the outstanding balance of all indebtedness owed by the Company to December 2021 Investor will be increased automatically by 2% and will automatically increase by 2% every 30 days thereafter until the Closing, or substantially similar terms as approved by the Board of Directors of the Company.

The Company is required to enter into all of the above-described agreements with the holders of the warrants, preferred stockholders, and December 2021 Investor within 14 days of the date of the Merger Agreement, or November 7, 2022 (the “Convertible Instrument Agreements”).

Restructuring Agreements

On November 4, 2022, the Company entered into a restructuring agreement with the terms noted above with the December 2021 Investor. The December 2021 SPA was amended and restated and eliminated the conversion feature as well as the Uplist provision (see Note 6). Additionally, the maturity date as well as the Mandatory Prepayment provision was amended. While the December 2021 SPA is outstanding and within 3 trading days of the Closing of the Merger Agreement, the Company will make a payment equal to the lesser of (A) one-third of the amount (calculated prior to any deductions for any broker, underwriter, legal, accounting or other fees) retained in the Trust Account (as defined in the Merger Agreement) at the Effective Time (as defined in the Merger Agreement) or (B) $10,000,000, in order to repay a portion of the Outstanding Balance (a “Mandatory Prepayment”). In the event that the Closing does not occur on or before December 31, 2022, the then-current outstanding balance will be increased by two percent (2%) and shall increase by 2% every 30 days thereafter until the Closing or termination of the Merger Agreement

On November 5, 2022, the Company entered a restructuring agreement with GHS, whereby the Series E Preferred Stock and the warrants outstanding as of the Closing date shall have their terms adjusted. The outstanding warrants shall be a) cancelled in exchange for a cash payment equal to the fair value of the warrants based on the Black Scholes model, with the exercise price to be adjusted to equal 80% of the average volume weighted average price of the Company common stock during the five trading day period immediately prior to the Closing Date (the “Adjusted Exercise Price”); or (b) as of the Effective Time, canceled and treated as if exercised for that number of shares of the Company’s common stock calculated using the Black Scholes model fair value, the number of Warrant Shares on the Closing Date and the Adjusted Exercise Price, with the shares of the Company’s common stock that would have been due to Holder as a result of such exercise of the Warrant treated as if issued to Holder and then converted into the right to receive (i) the Closing Per Share Merger Consideration (as defined in the Merger Agreement) plus (ii) the Additional Per Share Merger Consideration (as defined in the Merger Agreement), if any, at the time and subject to the contingencies set forth in the Merger Agreement. For the Series E Preferred Stock that shall be outstanding immediately prior to the Effective Time, they shall be canceled and treated as if converted into that number of shares of the Company’s common stock equal to (i) the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date. The shares of the Company’s common stock that would have been due to the holder as a result of the conversion of such shares of Series E Convertible Preferred Stock shall be treated as issued to holder and converted, as of the Effective Time, into the right to receive (y) the Closing Per Share Merger Consideration plus (z) the Additional Per Share Merger Consideration, if any, at the time and subject to the contingencies set forth in the Merger Agreement.

GHS Purchase Agreement

On November 4, 2022, the Company entered into a purchase agreement (the “GHS Purchase Agreement”) with GHS Investments LLC (“GHS”), an accredited investor, pursuant to which, the Company may require GHS to purchase a maximum of up to 64,000,000 shares of the Company’s common stock (“GHS Purchase Shares”) based on a total aggregate purchase price of up to $5,000,000 over a one-year term that ends on November 4, 2023. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree in writing to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The Company is to control the timing and amount of any sales of GHS Purchase Shares to GHS. The Company intends to use the net proceeds from this offering for working capital and general corporate purposes.

The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase.

If there are any default events, as set forth in the GHS Purchase Agreement, has occurred and is continuing, the Company shall not deliver to GHS any Purchase Notice.

Further, pursuant to the terms of the GHS Purchase Agreement, from November 4, 2022 until the date that is the later of (i) the closing of the transactions whereby Yotta Merger Sub, Inc. will merge with and into the Company, with the Company as the surviving company (the “Merger”); and (ii) the 12 month anniversary of the first delivery of GHS Purchase Shares, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), GHS shall have the right to participate in any financing, up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing (the “Participation Maximum”) on the same terms, conditions and price provided for in the Subsequent Financing. Following the Merger, the Participation Maximum shall be 50% of the Subsequent Financing.

NOTE 18 — SUBSEQUENT EVENTS

On May 17, 2022, 400 shares of Series E Preferred Stock were converted into 1,523,810 shares of common stock.

On April 25, 2022, the Company received $1,500,000 to close the escrow account outstanding as of March 31, 2022, in relation to the proceeds from the December 15, 2022 convertible debenture.

SUBSEQUENT EVENTS

NOTE 11 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement.

Merger Agreement

On October 24, 2022, the Comapny entered into a Merger Agreement (as it may be amended, supplemented, or otherwise modified from time to time, the “Merger Agreement”), by and among the Company, Yotta Acquisition Corporation, a Delaware corporation (“Yotta”), and Yotta Merger Sub, Inc., a Nevada corporation and a wholly owned subsidiary of Yotta (“Merger Sub”). The Merger Agreement and the transactions contemplated thereby (the “Transactions”) were approved by the board of directors of each of the Company, Yotta, and Merger Sub.

The Merger Agreement provides, among other things, that Merger Sub will merge with and into the Company, with the Company as the surviving company (the “Surviving Company”) in the merger and, after giving effect to such merger, the Company shall be a wholly-owned subsidiary of Yotta (the “Merger”). In addition, Yotta will be renamed “NaturalShrimp, Incorporated” or such other name as shall be designated by the Company. Other capitalized terms used, but not defined, herein have the respective meanings given to such terms in the Merger Agreement.

The Merger Agreement provides for aggregate consideration to be issued to securityholders of the Company of 17,500,000 shares (the “Closing Merger Consideration Shares”) of Yotta’s common stock, par value $0.0001 per share (“Yotta Shares”), to be issued at the effective time of the Merger (the “Effective Time”), plus an additional (i) 5,000,000 Yotta Shares if the Surviving Corporation has at least $15,000,000 in revenue during the fiscal year ended March 31, 2024 and (ii) 5,000,000 Yotta Shares if the Surviving Corporation has at least $30,000,000 in revenue during the fiscal year ended March 31, 2025 (collectively, the “Contingent Merger Consideration Shares”).

In accordance with the terms and subject to the conditions of the Merger Agreement, at the Effective Time each share of Common Stock outstanding or deemed outstanding pursuant to the provisions discussed immediately below as of immediately prior to the Effective Time will be converted into the right to receive its allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares (to the extent the required revenue thresholds are met).

Pursuant to the terms of the Merger Agreement and agreements that, pursuant to the Merger Agreement, the Company will enter into with holders of such convertible securities, such convertible securities will be canceled in exchange (except for the Series A Convertible Preferred Stock of the Company, par value $0.0001 per share (the “Series A Preferred”) for a cash payment or Yotta Shares as follows: (i) at the option of the holder thereof, each outstanding warrant to purchase shares of Common Stock will be canceled in exchange for a cash payment based on the value thereof or treated as exercised for shares of Common Stock, in each case based on an adjusted exercise price and as otherwise set forth in the Merger Agreement and/or the individual agreements, and if treated as exercised, converted into the right to receive such deemed shares of Common Stock’s allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares; (ii) each outstanding share of Series F Convertible Preferred Stock of the Company, par value $0.0001 per share, will be canceled and treated as if converted into shares of Common Stock at an adjusted conversion rate as set forth in the Merger Agreement and/or such individual agreements, and converted into the right to receive such deemed shares of Common Stock’s allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares; and (iii) each outstanding share of Series E Convertible Preferred Stock of the Company, par value $0.0001 per share (the “Series E Preferred”), will be canceled and treated as if converted into shares of Common Stock at an adjusted conversion rate as set forth in the Merger Agreement and/or such individual agreements, and converted into the right to receive such deemed shares of Common Stock’s allocable portion of the Closing Merger Consideration Shares and the Contingent Merger Consideration Shares. In addition, each holder of Series E Preferred will be entitled to receive at the Effective Time an additional number of Closing Merger Consideration Shares as are necessary to ensure that the per-share value of the Yotta Shares that such stockholder is entitled to receive is not less than the per-share value (based on the effective purchase price) of the aggregate Yotta Shares then held by any Yotta stockholder after taking into account any newly-issued Yotta Shares that such Yotta stockholder acquires directly from Yotta prior to the closing of the Merger (the “Closing”) (which will reduce the number of Closing Merger Consideration Shares that will be issued to the Company’s other securities holders). The Series A Preferred will be cancelled and retired without any conversion thereof and for no consideration.

In addition, the Merger Agreement provides that, pursuant to an agreement to be entered into between the Company and the December 2021 Investor, in relation to December 2021 SPA, contingent on and effective as of the Effective Time, the Convertible Note will be amended to eliminate the conversion feature thereof. Also, such agreement will provide for: (i) for the payment to December 2021 Investor of an amount equal to the lesser of (A) one-third of the amount retained in the Trust Account at the Effective Time or (B) $10,000,000, in order to repay a portion of the outstanding balance of the Convertible Note; (ii) that the remaining balance of the Convertible Note be repaid in equal monthly installments over a 12-month period beginning on a date after the Closing Date or the termination of such agreement; and (iii) that if the Closing Date is after December 31, 2022, the outstanding balance of all indebtedness owed by the Company to December 2021 Investor will be increased automatically by 2% and will automatically increase by 2% every 30 days thereafter until the Closing, or substantially similar terms as approved by the Board of Directors of the Company.

The Company is required to enter into all of the above-described agreements with the holders of the warrants, preferred stockholders, and December 2021 Investor within 14 days of the date of the Merger Agreement, or November 7, 2022 (the “Convertible Instrument Agreements”).

Restructuring Agreements

On November 4, 2022, the Company entered into a restructuring agreement with the terms noted above with the December 2021 Investor. The December 2021 SPA was amended and restated and eliminated the conversion feature as well as the Uplist provision (see Note 6). Additionally, the maturity date as well as the Mandatory Prepayment provision was amended. While the December 2021 SPA is outstanding and within 3 trading days of the Closing of the Merger Agreement, the Company will make a payment equal to the lesser of (A) one-third of the amount (calculated prior to any deductions for any broker, underwriter, legal, accounting or other fees) retained in the Trust Account (as defined in the Merger Agreement) at the Effective Time (as defined in the Merger Agreement) or (B) $10,000,000, in order to repay a portion of the Outstanding Balance (a “Mandatory Prepayment”). In the event that the Closing does not occur on or before December 31, 2022, the then-current outstanding balance will be increased by two percent (2%) and shall increase by 2% every 30 days thereafter until the Closing or termination of the Merger Agreement

On November 5, 2022, the Company entered a restructuring agreement with GHS, whereby the Series E Preferred Stock and the warrants outstanding as of the Closing date shall have their terms adjusted. The outstanding warrants shall be a) cancelled in exchange for a cash payment equal to the fair value of the warrants based on the Black Scholes model, with the exercise price to be adjusted to equal 80% of the average volume weighted average price of the Company common stock during the five trading day period immediately prior to the Closing Date (the “Adjusted Exercise Price”); or (b) as of the Effective Time, canceled and treated as if exercised for that number of shares of the Company’s common stock calculated using the Black Scholes model fair value, the number of Warrant Shares on the Closing Date and the Adjusted Exercise Price, with the shares of the Company’s common stock that would have been due to Holder as a result of such exercise of the Warrant treated as if issued to Holder and then converted into the right to receive (i) the Closing Per Share Merger Consideration (as defined in the Merger Agreement) plus (ii) the Additional Per Share Merger Consideration (as defined in the Merger Agreement), if any, at the time and subject to the contingencies set forth in the Merger Agreement. For the Series E Preferred Stock that shall be outstanding immediately prior to the Effective Time, they shall be canceled and treated as if converted into that number of shares of the Company’s common stock equal to (i) the stated value of $1,200 per share plus any unpaid dividends, multiplied by 1.25, divided by (ii) 80% of the average volume weighted average price of the Company’s common stock during the five trading day period immediately prior to the Closing Date. The shares of the Company’s common stock that would have been due to the holder as a result of the conversion of such shares of Series E Convertible Preferred Stock shall be treated as issued to holder and converted, as of the Effective Time, into the right to receive (y) the Closing Per Share Merger Consideration plus (z) the Additional Per Share Merger Consideration, if any, at the time and subject to the contingencies set forth in the Merger Agreement.

GHS Purchase Agreement

On November 4, 2022, the Company entered into a purchase agreement (the “GHS Purchase Agreement”) with GHS Investments LLC (“GHS”), an accredited investor, pursuant to which, the Company may require GHS to purchase a maximum of up to 64,000,000 shares of the Company’s common stock (“GHS Purchase Shares”) based on a total aggregate purchase price of up to $5,000,000 over a one-year term that ends on November 4, 2023. Notwithstanding the foregoing dollar limitations, the Company and GHS may, from time to time, mutually agree in writing to waive the aforementioned limitations for a relevant Purchase Notice, which waiver, shall not exceed the 4.99% beneficial ownership limitation contained in the GHS Purchase Agreement. The Company is to control the timing and amount of any sales of GHS Purchase Shares to GHS. The Company intends to use the net proceeds from this offering for working capital and general corporate purposes.

The “Purchase Price” means, with respect to a purchase made pursuant to the GHS Purchase Agreement, 90% of the lowest VWAP during the 10 consecutive business days immediately preceding, but not including, the applicable purchase date. The Company shall deliver a number of GHS Purchase Shares equal to 112.5% of the aggregate purchase amount for such GHS Purchase divided by the Purchase Price per share for such GHS Purchase.

If there are any default events, as set forth in the GHS Purchase Agreement, has occurred and is continuing, the Company shall not deliver to GHS any Purchase Notice.

Further, pursuant to the terms of the GHS Purchase Agreement, from November 4, 2022 until the date that is the later of (i) the closing of the transactions whereby Yotta Merger Sub, Inc. will merge with and into the Company, with the Company as the surviving company (the “Merger”); and (ii) the 12 month anniversary of the first delivery of GHS Purchase Shares, upon any issuance by the Company or any of its subsidiaries of Common Stock or Common Stock equivalents for cash consideration, indebtedness or a combination of units thereof (a “Subsequent Financing”), GHS shall have the right to participate in any financing, up to an amount of the Subsequent Financing equal to 100% of the Subsequent Financing (the “Participation Maximum”) on the same terms, conditions and price provided for in the Subsequent Financing. Following the Merger, the Participation Maximum shall be 50% of the Subsequent Financing.

NOTE 18 — SUBSEQUENT EVENTS

On May 17, 2022, 400 shares of Series E Preferred Stock were converted into 1,523,810 shares of common stock.

On April 25, 2022, the Company received $1,500,000 to close the escrow account outstanding as of March 31, 2022, in relation to the proceeds from the December 15, 2022 convertible debenture.